Jun. 26, 2017
Government and Quality Bond Portfolio
Government and Quality Bond Portfolio

Anchor Series Trust

Government and Quality Bond Portfolio (the “Portfolio”)

Supplement dated June 26, 2017, to each of the Portfolio’s Prospectuses dated May 1, 2017, as supplemented and amended to date

Important Notice Regarding Change in Investment Policy

The following changes to the Prospectus will become effective on September 5, 2017:

In the section entitled “Portfolio Summary: Government and Quality Bond Portfolio,” the disclosure under the heading Principal Investment Strategies of the Portfolio is deleted in its entirety and replaced with the following:

The Portfolio’s principal investment strategy is to invest, under normal circumstances, at least 80% of net assets in obligations issued, guaranteed or insured by the U.S. Government, its agencies or instrumentalities and in high quality fixed income securities (rated AA– or better by S&P Global (Ratings) (“S&P”) or Aa3 or better by Moody’s Investors Service, Inc. (“Moody’s”) or its equivalent by any other nationally recognized statistical rating organization (“NRSRO”)).

The Portfolio will principally invest in fixed income securities, including U.S. Government securities, mortgage-backed securities, asset-backed securities, and high quality bonds. Corporate bonds rated lower than AA– by S&P but not lower than A– (or lower than Aa3 by Moody’s but not lower than A3), or its equivalent by another NRSRO, may comprise up to 20% of the Portfolio’s net assets. The Portfolio may use an active trading strategy to achieve its objective.

Capitalized terms used but not defined herein shall have the meanings assigned to them by the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.